CERTAIN TRANSACTIONS (Details 3) (USD $) In Millions, unless otherwise specified		12 Months Ended		0 Months Ended
	Oct. 14, 2011	Dec. 31, 2011 Ratiopharm [Member]	Aug. 10, 2010 Ratiopharm [Member]	Jul. 14, 2011 Taiyo [Member]	Oct. 14, 2011 Cephalon [Member]
Business Acquisition [Line Items]
Research and development in-process	$ 1,505		$ 501		$ 1,505
Number of IPR&D products valued			42
Highest value allocated to an IPR&D product			$ 501
The methodology for determining the fair value in process research and development projects as of the acquisition date		The net cash inflows were discounted to present values, using a range of discount rates of between 10.5% and 15% and other assumptions, which take into account the stage of completion, nature and timing of efforts for completion, risks and uncertainties, and other key factors, which vary among the individual products
The low end of the estimated after tax discount rates used in determining the present value of the probability adjusted incremental cash flows expected to be generated by the IPR&D acquired in a business combination			10.50%
The high end of the estimated after tax discount rates used in determining the present value of the probability adjusted incremental cash flows expected to be generated by the IPR&D acquired in a business combination	13.00%		15.00%
Number of in process research and development products launched after acquisition	10
Number Of Marketed Generics Products In Japan				550